DESCRIPTION OF THE PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	60.00%
Automatic deferral rate, annual increase	1.00%
Rollovers	$ 15,227,232
Vesting percentage	100.00%
Maximum borrowing amount	$ 50,000
Maximum borrowing amount percentage	50.00%
Preceeding outstanding loan balance term	12 months
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Westfield Bank 401(k) Plan
EBP, Description of Plan [Line Items]
Rollovers	$ 11,427,642
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%